UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/11

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus Strategic
Municipals, Inc.

SEMIANNUAL REPORT March 31, 2011

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy

Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.

  Information about your transactions with us, such as the purchase or sale of Fund shares.

  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Cash Flows
28	Statement of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
40	Information About the Renewal of the Fund’s Management Agreement
49	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipals, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Strategic Municipals, Inc. covers the six-month period from October 1, 2010, through March 31, 2011.

The past six months proved to be a volatile period for municipal bonds. Fixed-income securities generally encountered heightened volatility when a new round of monetary stimulus suggested that the economy was likely to gain strength, kindling concerns regarding potentially higher interest rates down the road. At the same time, municipal bonds responded negatively to reports of budget stresses affecting most state and local governments, as well as the end of the federally subsidized Build America Bonds program.

We believe that municipal bonds have become more attractively valued in the wake of recent market volatility. Despite negative media coverage of the risks confronting the market, we believe that the vast majority of issuers will continue to service their debt without interruption. In our analysis, fundamental measures of quality — including liquidity and revenue stabilization — support a stable outlook for tax-backed and revenue-backed municipal bonds. Over the longer term, we believe that higher tax rates in many states will provide additional support to municipal bond prices. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2010, through March 31, 2011, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2011, Dreyfus Strategic Municipals achieved a total return of –8.63% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.27 per share, which reflects a distribution rate of 7.31%.2

Municipal bonds encountered heightened volatility during the reporting period amid rising long-term interest rates, intensifying credit concerns and changing supply-and-demand dynamics.As a result, municipal bond prices ended the reporting period lower than where they began.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, portfolio construction focuses on income opportunities, through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity and early redemption features.When making new investments, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as escrowed, general obligation and revenue, based on their apparent relative values.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Changing Market Forces Derailed Municipal Bonds

The U.S. economic recovery gained traction in the fall of 2010 after a new round of quantitative easing of monetary policy mitigated investors’ economic worries. As a result, interest rates climbed at the longer end of the market’s maturity range, and bond prices fell. Indeed, the fourth quarter of 2010 ranked as the worst quarter for municipal bond market performance since 1994.

In addition, the market’s supply-and-demand dynamics changed as it became clearer that the federal Build America Bonds program would be allowed to expire at the end of 2010. Consequently, investors sold longer-maturity municipal bonds in anticipation of a surge in the supply of newly issued securities as states and municipalities rushed to lock in federal subsidies toward year-end. Finally, most states continued to struggle with fiscal pressures, which were highlighted by news reports about budget cuts and other austerity measures.

The market showed signs of stabilization in early 2011 when the supply of newly issued municipal bonds declined sharply after the glut of issuance in the previous quarter. In addition, demand for tax-exempt securities recovered when individuals and non-traditional investors, such as hedge funds, regarded municipal bonds as inexpensively valued.

A More Defensive Posture Cushioned Market Turbulence

Although the market climate generally was unfavorable during the reporting period, we had prepared the fund for a more challenging environment by adopting a more defensive investment posture. First, we shifted our focus along the yield curve to the 20-year maturity range, which we believed would be less sensitive than longer-term bonds to rising interest rates. Second, when opportunities to do so presented themselves, we upgraded the fund’s credit quality by replacing lower-rated credits with bonds rated in the single-A category.These strategies proved effective in cushioning some of the market’s turbulence during the fourth quarter of 2010.

Nonetheless, the fund’s returns were undermined to a degree by some holdings, including municipal bonds backed by the states’ settlement of litigation with U.S. tobacco companies.These securities were subject to a credit-rating downgrade by one of the major rating agencies in November 2010.Weakness in these positions was largely offset by better performance in other areas, particularly high-quality municipal bonds backed by revenues from essential services such as water and sewer facilities.

Finally, the fund benefited from the continued shift in our leveraging strategy from auction-rate preferred securities to tender-option bonds. This change—affecting 25% of the fund’s total debt issuance—was completed in February 2011.

Weathering a Period of Transition

We were encouraged by signs of market stabilization toward the end of the reporting period, including a rebound in investor demand.Although we expect additional bouts of market volatility over the near term, we remain optimistic over the longer term. We anticipate that when a transition to a more ample supply of tax-exempt securities is complete, demand would seem likely to remain as investors respond to possible higher state taxes and federal tax increases down the road.

April 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
1	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until
November 30, 2011, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
2	Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund	5

STATEMENT OF INVESTMENTS
March 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—158.2%	Rate (%)	Date	Amount ($)		Value ($)
Arizona—6.5%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	5,565,000		5,508,126
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System Revenue)	5.00	1/1/38	17,210,000	[a,b]	16,921,905
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/38	5,000,000		5,104,850
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,410,000		2,741,435
California—20.3%
Barclays Capital Municipal Trust
Receipts (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	[a,b]	5,149,246
Beverly Hills Unified School
District, GO	0.00	8/1/30	10,850,000	[c]	3,221,907
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		11,095,812
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		10,743,900
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		7,730,175
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	2,090,000		1,612,247
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	6,225,000	[c]	131,161

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity
Health System)	5.25	7/1/30	3,000,000		2,413,980
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity
Health System)	5.00	7/1/39	5,000,000		3,574,650
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,500,000		2,334,900
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,491,960
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,075,000		6,758,612
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	7.80	6/1/13	8,100,000	[d]	9,300,744
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	7.90	6/1/13	2,000,000	[d]	2,300,580
JPMorgan Chase Putters/Drivers
Trust (California Educational
Facilities Authority, Revenue
(University of Southern California))	5.25	10/1/16	10,100,000	[a,b]	10,202,818
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000		6,291,250

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,460,375
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		4,736,824
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.88	1/1/29	3,500,000		3,707,130
Colorado—2.7%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.25	10/1/40	3,975,000		3,180,159
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		1,736,660
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000		3,932,355
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,045,000		1,105,694
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000	[d]	2,423,780
Delaware—.9%
Delaware Economic Development
Authority, Exempt Facility
Revenue (Indian River
Power LLC Project)	5.38	10/1/45	5,000,000		4,244,250
Florida—7.3%
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		4,905,150
Greater Orlando Aviation
Authority, Airport
Facilities Revenue	6.25	10/1/20	8,000,000		8,958,240
Miami-Dade County,
Aviation Revenue	5.00	10/1/41	2,500,000		2,194,525

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	6,000,000	6,020,940
Orange County School Board,
COP (Master Lease
Purchase Agreement)
(Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	6,000,000	5,976,060
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000	5,772,585
Georgia—6.9%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000	6,390,600
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	6,000,000	5,904,060
Brooks County Development
Authority, Senior Health and
Housing Facilities
Revenue (Presbyterian Home,
Quitman, Inc.)
(Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,423,086
DeKalb County Hospital Authority,
RAC (DeKalb Medical
Center, Inc. Project)	6.13	9/1/40	7,765,000	7,175,326
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,300,000	2,267,340
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	6,000,000	5,999,460
Hawaii—1.4%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.75	7/1/40	6,965,000	6,326,379

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Idaho—1.1%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,009,600
Illinois—3.8%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	1,595,000	1,677,733
Illinois,
GO	5.00	3/1/28	3,500,000	3,250,450
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International
Corporation Project)	6.50	10/15/40	4,000,000	3,995,160
Metropolitan Pier and Exposition
Authority, State Tax
Revenue (McCormick
Place Expansion Project)
(Insured; National
Public Finance Guarantee Corp.)	5.25	6/15/42	5,325,000	4,879,351
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	4,000,000	3,882,920
Indiana—2.3%
Indianapolis Local Public
Improvement Bond Bank,
Revenue (Indianapolis
Airport Authority Project)
(Insured; AMBAC)	5.00	1/1/36	7,500,000	6,448,275
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	4,156,515
Iowa—.3%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000	1,590,660
Kansas—1.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA
and GNMA)	6.45	12/1/33	4,220,000	4,430,029

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kansas (continued)
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,270,000		1,306,170
Kentucky—.9%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000		1,995,660
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary’s HealthCare, Inc. Project)	6.13	2/1/37	2,300,000		2,240,154
Louisiana—1.9%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	2,979,000	[e]	1,566,328
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,148,260
Maine—.6%
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	2,825,000		2,834,435
Maryland—1.4%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,590,000		3,048,862
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	6.50	6/1/13	3,000,000	[d]	3,371,940
Massachusetts—8.6%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	13,110,000	[a,b]	13,266,796

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
JPMorgan Chase Putters/Drivers
Trust (Massachusetts
Development Finance
Agency, Revenue
(Harvard University Issue))	5.25	2/1/34	10,000,000	[a,b]	10,537,200
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,400,000	[d]	1,578,374
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000		185,910
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,500,000		5,674,405
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue
(Insured; AMBAC)	5.50	7/1/40	4,000,000		3,316,800
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.60	12/1/19	6,000,000		6,011,580
Michigan—11.2%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000		1,925,015
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000		2,863,475
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000		6,707,931
Detroit School District,
School Building and
Site Improvement Bonds
(GO—Unlimited Tax)
(Insured; FGIC)	5.00	5/1/28	6,930,000		6,545,316

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,930,000	2,526,158
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	3,000,000	2,638,950
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	4,758,800
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	2,802,750
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	11,100,000	10,120,869
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	8.25	9/1/39	5,500,000	6,221,105
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	7,000,000	5,764,990
Minnesota—3.9%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	1,589,537	1,624,618
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	1,676,699	1,749,300
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	5,000,000	5,245,650

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.25	10/1/47	5,265,000	4,557,068
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	4,987,100
Mississippi—4.0%
Clairborne County,
PCR (System Energy
Resources, Inc. Project)	6.20	2/1/26	4,545,000	4,544,727
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000	13,943,092
Missouri—1.8%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	2,000,620
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,361,265
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	1,871,880
Montana—.1%
Montana Board of Housing,
SFMR	6.45	6/1/29	575,000	584,786
Nevada—1.0%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	4,756,250
New Hampshire—1.5%
New Hampshire Health and
Educational Facilities
Authority, Revenue
(Exeter Project)	6.00	10/1/24	1,000,000	1,015,480

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Hampshire (continued)
New Hampshire Health and
Educational Facilities
Authority, Revenue
(Exeter Project)	5.75	10/1/31	1,000,000		1,010,180
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000		5,008,100
New Jersey—4.3%
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.75	6/15/34	5,500,000		4,738,635
New Jersey Higher Education
Student Assistance
Authority, Student Loan
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	6/1/30	5,000,000		5,101,050
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,000,000		3,582,900
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,640,000	[d]	6,403,318
New Mexico—1.6%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	7,000,000		6,496,070
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	780,000		834,717
New York—10.2%
Barclays Capital Municipal Trust
Receipts (New York City
Municipal Water Finance
Authority, Water and
Sewer System General
Resolution Revenue)	5.00	6/15/39	20,000,000	[a,b]	19,338,200

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	[a,b]	5,477,300
JPMorgan Chase Putters/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	[a,b]	5,433,150
New York City Educational
Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,029,967
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		5,372,650
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		1,932,320
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000		5,263,483
North Carolina—.6%
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,710,000		2,710,650
Ohio—4.5%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	3,000,000		2,169,900
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	7,000,000		5,808,110
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO—Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	[c]	1,397,341

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding
Bonds (GO—Unlimited
Tax) (Insured; National
Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000	[c]	1,207,738
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	5,900,000		5,917,759
Port of Greater Cincinnati
Development Authority,
Tax Increment
Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	[b]	2,040,300
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	2,300,000		2,266,328
Oklahoma—.0%
Oklahoma Housing Finance Agency,
SFMR (Homeownership
Loan Program)	7.55	9/1/28	115,000		116,847
Oregon—.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	3,300,000		3,291,552
Pennsylvania—1.4%
Delaware County Industrial
Development Authority,
Charter School Revenue
(Chester Community Charter
School Project)	6.13	8/15/40	5,000,000		4,395,800
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch
Museum Project)	5.25	9/1/31	2,425,000		1,956,175

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Rhode Island—1.2%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,448,350
South Carolina—6.3%
Barclays Capital Municipal Trust
Receipts (Columbia, Waterworks
and Sewer System Revenue)	5.00	2/1/40	10,000,000	[a,b]	9,871,400
JPMorgan Chase Putters/Drivers
Trust (South Carolina Public
Service Authority, Revenue
Obligations (Santee Cooper))	5.00	7/1/18	9,000,000	[a,b]	9,048,960
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000		10,326,900
Tennessee—3.7%
Barclays Capital Municipal Trust
Receipts (Rutherford County
Health and Educational
Facilities Board, Revenue
(Ascension Health Senior
Credit Group))	5.00	11/15/40	10,000,000	[a,b]	9,743,100
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000		7,381,150
Texas—12.3%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,510,000	[a,b]	8,552,848
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Joint Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	11/1/28	3,000,000		3,011,310

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		9,916,400
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	7.25	12/1/35	2,000,000		2,161,800
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		5,383,650
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	10,300,000		10,304,635
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		5,117,310
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.75	10/1/21	6,000,000		6,069,420
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	11.65	7/2/24	600,000	[f]	668,208
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000		6,667,681
Vermont—.1%
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	6.40	11/1/30	485,000		494,821
Virginia—2.1%
Barclays Capital Municipal Trust
Receipts (Virginia Small
Business Financing Authority,
Health Care Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	[a,b]	9,640,700
Washington—4.8%
Barclays Capital Municipal Trust
Receipts (King County, Limited
Tax GO (Payable from
Sewer Revenues))	5.13	1/1/33	10,000,000	[a,b]	10,218,600

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		6,362,300
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	3,000,000		2,839,680
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	3,000,000		2,784,480
West Virginia—.9%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000		1,741,800
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000		2,253,735
Wisconsin—4.8%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	6.13	6/1/12	3,800,000	[d]	3,957,244
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	7.00	6/1/12	12,995,000	[d]	13,973,264
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000		2,374,943

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000	2,018,500
Wyoming—1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,388,957
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	2,683,093
U.S. Related—6.0%
Government of Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000	1,893,600
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized; FHLMC)	5.75	9/1/31	965,000	999,142
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000	1,853,460
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	3,500,000	3,361,820
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000	2,159,875
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000	4,557,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,272,375
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000	10,876,360
Total Long-Term Municipal Investments
(cost $752,776,644)				737,671,709

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.5%	Rate (%)	Date	Amount ($)		Value ($)
California—.4%
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.17	4/1/11	1,800,000	[g]	1,800,000
New York—.1%
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)	0.20	4/1/11	600,000	[g]	600,000
Total Short-Term Municipal Investments
(cost $2,400,000)					2,400,000

Total Investments (cost $755,176,644)			158.7%		740,071,709
Liabilities, Less Cash and Receivables			(12.9%)		(60,111,360)
Preferred Stock, at redemption value			(45.8%)		(213,750,000)
Net Assets Applicable to Common Shareholders			100.0%		466,210,349

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2011, these securities had a value of $145,442,523 or 31.2% of net assets applicable to Common Shareholders.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Non-income producing security; interest payments in default.
f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at
March 31, 2011.
g Variable rate demand note—rate shown is the interest rate in effect at March 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	21.9
AA		Aa		AA	24.1
A		A		A	25.1
BBB		Baa		BBB	20.5
BB		Ba		BB	1.4
B		B		B	.4
F1		MIG1/P1		SP1/A1	.3
Not Rated[h]		Not Rated[h]		Not Rated[h]	6.3
					100.0

† Based on total investments.
h Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	755,176,644	740,071,709
Interest receivable		13,428,187
Receivable for investment securities sold		1,831,848
Prepaid expenses		20,697
		755,352,441
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		486,014
Cash overdraft due to Custodian		2,960,391
Payable for floating rate notes issued—Note 3		71,587,500
Interest and expense payable related
to floating rate notes issued—Note 3		160,555
Commissions payable		48,388
Dividends payable to Preferred Shareholders		7,350
Accrued expenses		141,894
		75,392,092
Auction Preferred Stock, Series M,T,W,Th and F,
par value $.001 per share (8,550 shares issued
and outstanding at $25,000 per share
liquidation preference)—Note 1		213,750,000
Net Assets applicable to Common Shareholders ($)		466,210,349
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(61,195,198 shares issued and outstanding)		61,195
Paid-in capital		576,753,106
Accumulated undistributed investment income—net		9,493,647
Accumulated net realized gain (loss) on investments		(104,992,664)
Accumulated net unrealized appreciation
(depreciation) on investments		(15,104,935)
Net Assets applicable to Common Shareholders ($)		466,210,349
Shares Outstanding
(500 million shares authorized)		61,195,198
Net Asset Value, per share of Common Stock ($)		7.62

See notes to financial statements.

The Fund	25

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	21,559,145
Expenses:
Management fee—Note 2(a)	2,655,463
Interest and expense related to floating rate notes issued—Note 3	220,342
Commission fees—Note 1	188,451
Professional fees	72,795
Custodian fees—Note 2(b)	67,604
Shareholders’ reports	38,976
Shareholder servicing costs—Note 2(b)	38,224
Directors’ fees and expenses—Note 2(c)	34,250
Registration fees	26,844
Miscellaneous	103,450
Total Expenses	3,446,399
Less—reduction in management fee due to undertaking—Note 2(a)	(354,062)
Net Expenses	3,092,337
Investment Income—Net	18,466,808
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(7,816,670)
Net unrealized appreciation (depreciation) on investments	(55,275,332)
Net Realized and Unrealized Gain (Loss) on Investments	(63,092,002)
Dividends to Preferred Shareholders	(465,169)
Net (Decrease) in Net Assets Resulting from Operations	(45,090,363)

See notes to financial statements.

STATEMENT OF CASH FLOWS
March 31, 2011 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	21,998,261
Operating expenses paid	(3,162,570)
Dividends paid to Preferred Shareholders	(467,632)
Purchases of portfolio securities	(85,004,045)
Net purchases of short-term portfolio securities	(600,000)
Proceeds from sales of portfolio securities	106,197,651
		38,961,665
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(17,306,510)
Redemptions of Auction Preferred Stock	(22,000,000)	(39,306,510)
Decrease in cash		(344,845)
Cash at beginning of period		(2,615,546)
Cash at end of period		(2,960,391)
Reconciliation of Net Decrease in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net (Decrease) in Net Assets Applicable to Common
Sharehholders Resulting From Operations		(45,090,363)
Adjustments to reconcile net increase in net assets applicable to Common Shareholders resulting from operations to
net cash provided by operating activities ($):
Increase in investments in securities, at cost		(2,651,128)
Decrease in receivable for investment securites sold		16,197,029
Decrease in payable for investment securities purchased		(7,406,250)
Increase in payable for floating rate notes issued		22,172,500
Increase in interest receivable		(45,980)
Decrease in accrued operating expenses		(5,586)
Decrease in prepaid expenses		19,719
Increase in Due to The Dreyfus Corporation		23,898
Decrease in dividends payable to Preferred Shareholders		(2,463)
Decrease in payable for interest and expense related
to floating rate notes payable		(20,406)
Net unrealized depreciation on investments		55,275,332
Net amortization of premiums on investments		495,363
Net Cash Provided by Operating Activities		38,961,665

See notes to financial statements.

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Operations ($):
Investment income—net	18,466,808	37,823,788
Net realized gain (loss) on investments	(7,816,670)	(7,762,407)
Net unrealized appreciation
(depreciation) on investments	(55,275,332)	16,873,724
Dividends to Preferred Shareholders	(465,169)	(1,068,111)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(45,090,363)	45,866,994
Dividends to Common Shareholders from ($):
Investment income—net	(17,978,831)	(34,940,680)
Capital Stock Transactions ($):
Dividends reinvested	672,321	2,894,956
Total Increase (Decrease) in Net Assets	(62,396,873)	13,821,270
Net Assets ($):
Beginning of Period	528,607,222	514,785,952
End of Period	466,210,349	528,607,222
Undistributed investment income—net	9,493,647	9,470,839
Capital Share Transactions (Shares):
Increase in Shares Outstanding
as a Result of Dividends Reinvested	83,306	344,971

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
March 31, 2011			Year Ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	8.65	8.47	7.88	9.12	9.46	9.38
Investment Operations:
Investment income—net[a]	.30	.62	.67	.68	.69	.66
Net realized and unrealized
gain (loss) on investments	(1.03)	.15	.48	(1.25)	(.36)	.09
Dividends to
Preferred Shareholders
from investment income—net	(.01)	(.02)	(.06)	(.17)	(.17)	(.15)
Total from Investment Operations	(.74)	.75	1.09	(.74)	.16	.60
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.29)	(.57)	(.50)	(.50)	(.50)	(.52)
Net asset value, end of period	7.62	8.65	8.47	7.88	9.12	9.46
Market value, end of period	8.04	9.02	7.91	6.75	8.74	9.18
Total Return (%)[b]	(7.55)[c]	22.13	26.05	(18.00)	.46	9.74

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2011				Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock[d]	1.42	[e]	1.40	1.50	1.58	1.63	1.55
Ratio of net expenses to average
net assets applicable
to Common Stock[d]	1.28	[e]	1.24	1.34	1.42	1.48	1.40
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[d]	.09	[e]	.05	—	.17	.28	.18
Ratio of net investment income
to average net assets applicable
to Common Stock[d]	7.63	[e]	7.43	9.09	7.79	7.38	7.15
Ratio of total expenses
to total average net assets	.97	[e]	.92	.92	1.03	1.09	1.03
Ratio of net expenses
to total average net assets	.87	[e]	.82	.82	.92	.99	.93
Ratio of interest and expense related
to floating rate notes issued
to total average net assets	.06	[e]	.03	—	.11	.19	.12
Ratio of net investment income
to total average net assets	5.22	[e]	4.89	5.57	5.07	4.92	4.75
Portfolio Turnover Rate	11.08	[c]	24.41	28.72	48.60	34.75	31.44
Asset coverage of Preferred Stock,
end of period	318		324	281	268	294	301
Net Assets, net of
Preferred Stock,
end of period ($ x 1,000)	466,210		528,607	514,786	478,586	553,598	573,391
Preferred Stock outstanding,
end of period ($ x 1,000)	213,750		235,750	285,000	285,000	285,000	285,000

a	Based on average common shares outstanding at each month end.
b	Calculated based on market value.
c	Not annulized.
d	Does not reflect the effect of dividends to Preferred Shareholders.
e	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol LEO.

The fund has outstanding 1,710 shares of Series M, Series T, Series W, Series TH and Series F for a total of 8,550 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions.The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On November 9, 2009, the Board of Directors authorized the fund to redeem up to 25% of the fund’s APS, subject to market, regulatory and other conditions and factors.

During the period ended March 31, 2011, the fund announced the following redemptions of APS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Shares	Amount	Redemption
Series	Redeemed	Redeemed ($)	Date
M	56	1,400,000	November 16, 2010
T	56	1,400,000	November 17, 2010
W	56	1,400,000	November 18, 2010
TH	56	1,400,000	November 19, 2010
F	56	1,400,000	November 15, 2010
M	102	2,550,000	January 18, 2011
T	102	2,550,000	January 19, 2011
W	102	2,550,000	January 20, 2011
TH	102	2,550,000	January 21, 2011
F	102	2,550,000	January 18, 2011
M	18	450,000	February 15, 2011
T	18	450,000	February 16, 2011
W	18	450,000	February 17, 2011
TH	18	450,000	February 18, 2011
F	18	450,000	February 14, 2011
Total	880	22,000,000

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	740,071,709	—	740,071,709

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at March 31, 2011.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders of Common Stock (“Common Shareholders(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, BNY Mellon Shareowner Services, a subsidiary of BNY Mellon and an affiliate of Dreyfus, will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On March 30, 2011, the Board of Directors declared a cash dividend of $0.049 per share from investment income-net, payable on April 29, 2011 to Common Shareholders of record as of the close of business on April 15, 2011.

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of March 31, 2011, for each Series of APS were as follows: Series M-0.381%, Series T-0.381%, Series W-0.381%, Series TH-0.396% and Series F-0.396%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2011 for each Series of APS were as follows: Series M-0.41%, Series T-0.42%, Series W-0.41%, Series TH-0.41% and Series F-0.42%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $89,521,056 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2010. If not applied, $19,582,677 of the carryover expires in fiscal 2011, $27,258,106 expires in fiscal 2012, $264,789 expires in fiscal 2016, $9,875,465 expires in fiscal 2017 and $32,540,019 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2010 was as follows: tax exempt income $35,831,855 and ordinary income $176,936.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average weekly net assets, inclusive of the outstanding auction preferred stock, and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the fund’s aggregate expenses, exclusive of taxes, interest on borrowings, brokerage and extraordinary expenses, in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1 / 2 % of the next $20 million and 1% of the excess over $30 million of the average weekly value of the fund’s net assets.The Manager has currently undertaken for the period from October 1, 2010 through November 30, 2011, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). The reduction in management fee, pursuant to the undertaking, amounted to $354,062 during the period ended March 31, 2011.

(b) The fund compensates BNY Mellon Shareowner Services under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2011, the fund was charged $38,224 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services to the fund. During the period ended March 31, 2011, the fund was charged $67,604 pursuant to the custody agreement.

During the period ended March 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $435,612, custodian fees $67,216, chief compliance officer fees $1,957 and transfer agency per account fees $38,644 which are offset against an expense reimbursement currently in effect in the amount of $57,415.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2011, amounted to $77,597,795 and $90,000,622, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2011, was approximately $64,946,700, with a related weighted average annualized interest rate of .68%.

At March 31, 2011, accumulated net unrealized depreciation on investments was $15,104,935, consisting of $16,109,852 gross unrealized appreciation and $31,214,787 gross unrealized depreciation.

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2010, the Board considered the renewal of the fund’s Management Agreement with Dreyfus pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus’ representatives noted the fund’s closed-end structure. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance on a net asset value basis was below the Performance Group median for various time periods, and was below the Performance Universe median for each time period except for the 1-year period where it was above the median.The Board members also noted that the fund’s total return performance on a market price basis variously was below, at, or above the Performance Group and Performance Universe medians for various time periods.

The Board also noted that the fund’s yield performance, on a net asset value basis and on a market price basis, was variously at, above, or below the Performance Group median, and above the Performance Universe median, for the various time periods. Dreyfus also provided

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

a comparison of the fund’s calendar year total returns (on a net asset value basis) to the returns of the fund’s Lipper category average.The Board received a presentation from the fund’s portfolio manager regarding portfolio strategy for the past two years and how it has impacted yield and total return results on a net asset value basis.The Board noted the fund’s, competitive yield performance, generally stronger total return results in the Performance Universe, and the fund’s generally stronger relative market price total return results, which reflect what investors actually realize by investing in fund shares.

The Board received a presentation from the fund’s portfolio manager regarding portfolio strategy for the past two years and how it has impacted yield and total return results on a net asset value basis.The Board noted the fund’s competitive yield performance, generally stronger total return results in the Performance Universe, and the fund’s generally stronger relative market price total return results, which reflect what investors actually realize by investing in fund shares.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee (based on net assets attributable to common shares) was above the Expense Group median, the fund’s actual management fee (based on net assets attributable to common and leveraged shares and to common shares only) was above the Expense Group and Expense Universe medians, and the fund’s total expenses (also based on net assets attributable to common and leveraged shares and to common shares only) were below the Expense Group and Expense Universe medians.The Board noted the partial fee waiver arrangement undertaken by Dreyfus, and a Dreyfus representative noted that the undertaking by Dreyfus to waive receipt of .10% of the fund’s investment advisory fee would be extended through May 31, 2011.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund, or by separate accounts and/or other types of client portfolios managed by Dreyfus or Standish Mellon Asset Management Company, a Dreyfus affiliate and the primary employer of the fund’s primary portfolio managers, considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Representatives of Dreyfus noted that neither Dreyfus nor Standish manage any institutional separate accounts considered to have similar investment strategies and policies as the fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fee under the Agreement bears a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that the possibility that Dreyfus may have realized any economies of scale is less with respect to a closed-end fund that maintains a generally stable asset size. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance, in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	45

NOTES

The Fund	47

NOTES

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipals, Inc.

200 Park Avenue
New York, NY 10166

The Net AssetValue appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday; NewYorkTimes, Business section under the heading “Closed-End Bond Funds—National Municipal Bond Funds” every Sunday.

Notice is hereby given in accordance with Section 23(c) of the Investment CompanyAct of 1940, as amended, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund	49

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: May 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: May 24, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6